RECLAMATION PROVISION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RECLAMATION PROVISION
Balance At Beginning Of The Year	$ 2,062	$ 2,195
Changes In Estimates	0	84
Unwinding Of Discount	48	197
Effect Of Movements In Exchange Rates	9	(414)
Balance At End Of The Year	$ 2,119	$ 2,062